Statements of Operations (USD $)	3 Months Ended	12 Months Ended		27 Months Ended
	Mar. 31, 2010	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012
OPERATING EXPENSES:
Professional fees	$ 0	$ 8,651	$ 13,194	$ 21,845
General and administrative expenses	1,000	0	0	1,000
Total operating expenses	1,000	8,651	13,194	22,845
LOSS BEFORE TAXES	(1,000)	(8,651)	(13,194)	(22,845)
INCOME TAXES	0	0	0	0
NET LOSS	$ (1,000)	$ (8,651)	$ (13,194)	$ (22,845)
NET LOSS PER COMMON SHARE
BASIC AND DILUTED (in dollars per share)	$ (0.02)	$ (0.17)	$ (0.26)
Weighted common shares outstanding
basic and diluted (in shares)	50,000	50,000	50,000